ACAP Strategic Fund
(the “Fund”)

SUPPLEMENT DATED AUGUST 17, 2012 TO THE
FUND’S PROSPECTUS DATED FEBRUARY 29, 2012 (THE “PROSPECTUS”)

Capitalized terms used in this Supplement but not defined herein have the same meanings ascribed to them in the Prospectus.

Effective September 2012, Sanders Morris Harris Inc. (“SMH”) will cease to serve as an Underwriter of the Fund.  In addition, SMH no longer holds an equity interest in SilverBay Capital Management LLC.  All references to the Underwriters in the Prospectus shall refer only to Mainsail Group, LLC, the Fund’s sole Underwriter.

_____________________________________________

Shareholders should retain this Supplement for future reference.

ACAP Strategic Fund
(the “Fund”)

SUPPLEMENT DATED AUGUST 17, 2012 TO THE
FUND’S PROSPECTUS DATED FEBRUARY 29, 2012 (THE “PROSPECTUS”)

Capitalized terms used in this Supplement but not defined herein have the same meanings ascribed to them in the Prospectus.

Effective September 2012, Sanders Morris Harris Inc. (“SMH”) will cease to serve as an Underwriter of the Fund.  In addition, SMH no longer holds an equity interest in SilverBay Capital Management LLC (the “Adviser”).  In this connection, going forward, SMH, as a Selling Agent for the Fund, will receive additional compensation from the Adviser based upon the value of shares in the Fund held by its customers as a result of its status as a former equity holder of the Adviser.  All references to the Underwriters in the Prospectus shall refer only to Mainsail Group, LLC, the Fund’s sole Underwriter.

_____________________________________________

Shareholders should retain this Supplement for future reference.